Accounts Receivable, Net - Schedule of Reconciliation of the Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable, Net [Abstract]
Balance	$ (1,893)	$ (533)
Allowance for credit loss on accounts receivable for the year	(13)	(1,347)	$ (531)
Write off	1,667
Exchange realignment		(13)
Balance	$ (232)	$ (1,893)	$ (533)